CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2018 US$’000	December 31, 2017 US$’000
Cash at bank and in hand	6,854	9,561
Short-term deposits	23,423	14,003

Cash and cash equivalents	30,277	23,564